Prepaid expenses or other current assets	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses or other current assets	Prepaid expenses or other current assets
Prepaid expenses or other current assets consist of the following:

	December 31,
	2024	2025

Receivables from government authorities	$722	$940
Prepaid expenses	2,953	2,956
Fair value of future hedging transactions	388	1,003
Rent deposits	222	259
Other	282	791
Total prepaid expenses and other current assets	$4,567	$5,949